Prepayment, Net - Schedule of Prepayment (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Prepaid Expense and Other Assets [Abstract]
Prepayment	$ 5,674,377	$ 88,116
Less: Allowance for bad debt	(91,854)	(88,116)	$ (88,105)
Totals	$ 5,582,523	$ 0